Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Aug. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Contingent liability		$ 2,600,000	$ 2,600,000
Merger Agreement [Member] | PointR Data, Inc [Member]
Purchase price consideration	$ 17,831,427	17,831,427
Contingent liability	$ 2,625,000	$ 2,625,000